FAIR VALUE - Valuation Processes and Techniques - Financial Instruments (Narrative) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Gross amounts offset	$ 20,395,965
Level 2 | Fair Value
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair value of underlying collateral	$ 40,000,000